Going Concern (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2018
Disclosure of Going Concern [Abstract]
Accumulated deficit	$ 2,807,568	$ 14,310,239		$ 9,470,685
Cash used in operations	$ 1,143,918	4,588,007	$ 1,345,525	3,907,348	$ 644,711
Working capital deficit		$ 5,800,000		$ 4,600,000